Notes on the Consolidated Statements of Operations and Comprehensive Loss	6 Months Ended
Jun. 30, 2019
Disclosure Of Income Statement [Abstract]
Notes on the Consolidated Statements of Operations and Comprehensive Loss
Notes on the Consolidated Statements of Operations and Comprehensive Loss

3.1 Operating segments

Basis for segmentation

The management board of Spark Networks is the Group’s chief operating decision maker (“CODM”).

In line with the management approach, the operating segments were identified on the basis of the Group's internal reporting. Internal reporting is the basis for the allocation of resources and the evaluation of the performance of the operating segments by the management board. On this basis, the Group’s business activity is segmented according to the countries it operates in.

The performance of the operating segments is measured on the basis of revenue and direct marketing costs only. Due to the Group’s integrated business structure, costs and expenses other than direct marketing expenses are not allocated to the individual reportable segments. As such, the Group does not measure operating profit or loss by segment for internal reporting purposes. Assets are not allocated to the different business segments for internal reporting purposes.

In particular, for internal management reporting purposes, the CODM reviews cash collections from customers and the related estimates of the resulting recognized revenue before deductions for the reversal of adjustments to revenue in connection with the amortization of the fair value adjustment of contract liabilities from the Spark Merger and Samadhi Acquisition. In addition, when making operating decisions and assessing performance, the CODM only reviews direct marketing costs excluding personnel-related and certain other expenses, which are being presented as direct marketing costs in the IFRS Consolidated Statements of Operations and Comprehensive Loss.

Information about reportable segments

While the CODM receives separate information for each country, all countries other than the United States and Canada (together, North America) have been aggregated into one reportable segment as the business model and long-term margin expectations are similar. This means that the Group reports the two reportable segments as North America and International.

Reconciliation of reportable segment profit or loss:

Six months ended June 30, 2019
(in € thousands)	North America	International	Total
Revenue	26,561	22,663	49,224
Direct marketing expenses	(16,160)	(12,706)	(28,866)
Contribution	10,401	9,957	20,358

Cost of revenue
Data center expenses			(1,464)
Credit card fees			(1,175)
Mobile application processing fees			(1,796)
Gross profit			15,923
Other income			—
Other operating expenses
Sales and marketing expenses			(2,726)
Customer service expenses			(2,293)
Technical operations and development expenses			(4,154)
General and administrative expenses			(11,104)
Operating loss			(4,354)

Interest income and similar income			423
Interest expense and similar charges			(542)
Net finance expenses			(119)

Loss before taxes			(4,473)
Income tax (expense) benefit			(401)
Net loss			(4,874)

Revenue realized over time	26,561	22,663	49,224

Six months ended June 30, 2018
(in € thousands)	North America	International	Total
Revenue	22,939	30,075	53,014
Direct marketing expenses	(14,585)	(18,000)	(32,585)
Contribution	8,354	12,075	20,429

Cost of revenue
Data center expenses			(1,545)
Credit card fees			(1,087)
Mobile application processing fees			(2,133)
Gross profit			15,664
Other income			24
Other operating expenses
Sales and marketing expenses			(2,457)
Customer service expenses			(2,348)
Technical operations and development expenses			(3,374)
General and administrative expenses			(9,332)
Operating loss			(1,823)

Interest income and similar income			214
Interest expense and similar charges			(778)
Net finance expenses			(564)

Loss before taxes			(2,387)
Income tax (expense) benefit			1,240
Net loss			(1,147)

Revenue realized over time	22,939	30,075	53,014

3.2 Seasonality of operations

The Group’s business underlies a certain degree of seasonality. Higher operating profits are usually expected in the second half of the year rather than in the first six months as there are usually higher marketing expenses in the first six months, while revenue is at a similar level in the first and second half of the year. This information is provided to allow for a better understanding of the results, however, management has concluded that this is not "highly seasonal" in accordance with IAS 34.

3.3 Revenue

	Six months ended June 30,
in € thousands	2019	2018
Subscription revenue	48,715	52,537
Advertising revenue	509	477
Total Revenue	49,224	53,014

The vast majority of Spark Networks’ revenue is derived from subscription fees. Only one performance obligation, the grant of a right to access the Group’s intellectual property during the contract period, arises from each contract. As such, revenue is initially deferred and is recognized using the straight-line method over the terms of the applicable subscription period, which primarily range from one to twelve months. No revenue was realized during the six months ended June 30, 2019 from performance obligations satisfied in prior periods.

For information regarding contract liabilities from contracts with customers, refer to Note 4.5.

3.4 Share-based payment arrangements

Share-based payment expense reflected in the Company's unaudited condensed interim consolidated financial statements consists of expense related to the Affinitas virtual employee share option plan (the “Affinitas VESOP”), the Spark 2007 Omnibus Incentive Plan (“Spark 2007 Plan”), the Spark Networks 2017 virtual stock option plan (the “Spark Networks 2017 VSOP”) and the Spark Networks 2018 virtual stock option plan (the “Spark Networks 2018 VSOP”). The Affinitas VESOP was independently established by Affinitas in 2013 and the Spark 2007 Plan was independently established by Spark in 2007, in each case prior to the Affinitas / Spark Merger. In connection with the Affinitas / Spark Merger, the Affinitas VESOP was terminated and replaced by the Spark Networks 2017 VSOP. The Spark Networks 2017 VSOP was subsequently replaced by the Spark Networks 2018 VSOP in 2018.

Share-based payment arrangements operated by Affinitas prior to the Affinitas / Spark Merger

The Affinitas / Spark Merger was considered a Liquidity Event under the terms of the Affinitas VESOP. It was decided by the shareholders of Affinitas to settle all the Options outstanding at the merger date at a fixed valuation of €3,839 thousand, which was equivalent to a total equity value of €90 million for Affinitas. Subsequent to the Affinitas / Spark Merger, in 2017, Options to purchase 192 shares with a value of €78 thousand were settled in cash and a prepayment of €600 thousand was paid to selected participants. The remaining value of the outstanding Options, amounting to €3,161 thousand, was deferred and settled in cash in November 2018, subject to the participants being employed by the Group at the settlement date. These transactions were accounted for as the repurchase of equity interests.

Share-based payment arrangements operated by Spark Networks following the Affinitas / Spark Merger

In 2017, Spark Networks established the Spark Networks 2017 VSOP for selected executives and employees of Spark Networks and its subsidiaries. In March 2018, Spark Networks replaced the Spark Networks 2017 VSOP by establishing the Spark Networks 2018 VSOP for selected executives and employees of Spark Networks and its subsidiaries if and to the extent that the plan participants under the Spark Networks 2017 VSOP have agreed to such replacement. Under the Spark Networks 2018 VSOP, Spark Networks granted participants a certain number of virtual stock options in exchange for options granted under the Spark Networks 2017 VSOP and/or a certain number of new virtual stock options, and can grant additional options in the future. The Spark Networks 2017 VSOP Options which were exchanged for the Spark Networks 2018 VSOP Options vest over a period of three years from the grant date, whereby one-third of the Options vest on the first year anniversary of the grant and the remaining Options vest every six months thereafter. The new Spark Networks 2018 VSOP Options vest over a period of four years from the grant date, whereby one-fourth of the Options vest on the first year anniversary of the grant and the remaining Options vest every six months thereafter. The contractual life of the options is 85 months.

The terms and conditions of the revised Spark Networks 2018 VSOP also apply to the 908,608 options granted under the Spark Networks 2017 VSOP. During the six months ended June 30, 2019 and June 30, 2018, 195,000 and 503,026, respectively, virtual stock options have been granted under the Spark Networks 2018 VSOP. The fair value of the virtual stock options is measured using a binomial option-pricing model.

The fair values and the inputs used in the measurement of the fair values of these equity-settled Option at the date of grant are summarized below:

2019
Share price ($)	$8.59 - $9.49
Exercise price ($)	$8.99 - $9.06
Option life (months)	85
Volatility	37.1% - 38.4%
Dividend yield	—
Risk-free rate	2.56% - 2.57%
Fair value per Option ($)	$4.18 - $4.79
Fair value per Option (€)	€3.68 - €4.25

As discussed in Note 7.3, on July 1, 2019, Spark acquired Zoosk, Inc. ("Zoosk"). Prior to the acquisition, in June 2019, the Administrative Board of Spark agreed to the acceleration, exercise, and settlement of any unvested Options or purchase of Options granted to five executives of Spark under the Spark Networks 2017 VSOP and Spark Networks 2018 VSOP based on the achievement of certain acceleration conditions. The acceleration conditions were satisfied on June 19, 2019, for 952,018 Options, and Spark recognized the remaining grant date fair value related to these options as share-based payment expense as of June 30, 2019. The remaining 664,616 options continue to vest over the period established by the Spark Networks 2018 VSOP.

As part of the achievement of the acceleration conditions, Spark purchased 315,526 Options from the executives at a price equal to the nominal value per share (€0.01). Subject to the achievement of the acceleration conditions, Spark executives exercised 636,492 Options, which the company net settled in shares and cash on July 2, 2019. Spark Networks recorded a provision for the withholding tax obligation associated with the exercised Options of €452 thousand as of June 30, 2019.

For the six months ended June 30, 2019, the total share-based payment expense recognized for the equity-settled options granted under the Spark Networks 2018 VSOP amounted to €2,075 thousand.

Share-based payment arrangements operated by Spark prior to the Affinitas / Spark Merger

Spark granted share-based payment awards under the 2007 Omnibus Incentive Plan (the “Spark 2007 Plan”), including incentive stock options, nonqualified stock options, stock appreciation rights (“SARs”), restricted shares of common stock, restricted stock units, performance stock or unit awards, and other stock-based awards and cash-based incentive awards.

In connection with the Affinitas / Spark Merger, Spark established the Chardonnay Trust, with the purpose of holding such number of shares of Spark Networks SE ADSs as shall be necessary to satisfy the obligations under all unexercised Spark stock options awarded under the Spark 2007 Plan. Following the completion of the Affinitas / Spark Merger, Spark no longer has any rights to revoke or amend the Chardonnay Trust in a manner that is detrimental to Spark 2007 Plan participants.

In connection with the Affinitas / Spark Merger, each Spark stock option was converted into an award to acquire ADSs from the Chardonnay Trust, on the same terms and conditions as were applicable under the Spark stock option, and subject to adjustment based on the exchange ratio stipulated in the merger agreement. The shares underlying the ADSs held in the Chardonnay Trust are recognized as treasury stock within the Consolidated Statement of Shareholders' Equity.

Only nonqualified stock options were outstanding as of the merger date. As the Affinitas / Spark Merger was considered a change in control, all unvested Spark stock options vested by May 2018 to the extent outstanding at such time.

3.5 Income taxes

Income tax expense is recognized based on management’s estimate of the weighted average effective annual income tax rate expected for the full financial year. The estimated average annual effective tax rate used for the six months ended June 30, 2019 was 9.1%, compared to negative 21.2% for the six months ended June 30, 2018. The increase was driven by deferred tax expenses related to an increase in the deferred tax liability associated with the capitalization of internally generated intangible assets and the non-recognition of deferred taxes on loss carryforwards in Germany. The increase was also due to current federal and state taxes, as well as tax-deductible goodwill amortization, in the United States.

The income tax expense of €401 thousand for the six months ended June 30, 2019 was affected by €175 thousand of deferred tax expenses related to an increase in the deferred tax liability associated with the capitalization of internally generated intangible assets in Germany, as well as €214 thousand of income tax expenses primarily related to current federal and state taxes, as well as tax-deductible goodwill amortization, in the United States.

The income tax benefit of €1,240 thousand for the six months ended June 30, 2018 was affected by exceptional items that were treated separately in the calculation of income tax expenses, mainly an income tax benefit of €739 thousand related to federal Alternative Minimum Tax Credit Carryforwards in the United States that are now refundable following enactment of the Tax Cuts and Jobs Act on December 22, 2017.
3.6 Earnings per share

The Group presents earnings per share data for its common shares. Earnings per share is calculated by dividing the net (loss) income of the period by the weighted average number of common shares outstanding during the period.

Dilutive net (loss) earnings per share includes any dilutive impact of stock options. For the six months ended June 30, 2019 and 2018, all stock options outstanding during the period were excluded from the calculation of diluted net (loss) earnings per share because they would have been anti-dilutive.

The elements used in the computation of basic and diluted net (loss) earnings per share were as follows:

	Six months ended June 30,
(in € thousands, except per share amounts)	2019	2018
Net loss	€(4,874)	€(1,147)
Weighted average shares outstanding - basic and diluted	1,300	1,294
Net loss per share - basic and diluted	€(3.75)	€(0.89)